Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31, 2024. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2023	2024

	(in thousands)
Total liabilities	$779,702	743,194
Less: cash and cash equivalents	191,749	218,148
	$587,953	525,046
Equity attributable to owners of Himax Technologies, Inc.	$856,768	890,061